UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-7603
                    ----------------------------------------

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                           ---------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: September 30
                       ----------------------------------

                     Date of reporting period: June 30, 2007
                      ------------------------------------

Item 1 -- Schedule of Investments.

Mellon Institutional Funds Master Portfolio
The Boston Company Large Cap Core Portfolio
June 30, 2007 (Unaudited)

Security                                                                                Shares                        Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--100.4%
Equities--100.4%
Consumer Discretionary--8.0%
Coach, Inc. (a)                                                                         12,840                         608,488
Hilton Hotels Corp.                                                                     23,860                         798,594
Johnson Controls, Inc.                                                                   7,510                         869,433
McDonald's Corp.                                                                        34,338                       1,742,997
Omnicom Group, Inc.                                                                     33,240                       1,759,061
Ross Stores, Inc.                                                                       16,950                         522,060
Target Corp.                                                                            18,700                       1,189,320
TJX Cos, Inc.                                                                           29,470                         810,425
Walt Disney Co.                                                                         41,090                       1,402,813
                                                                                                                --------------
                                                                                                                     9,703,191
                                                                                                                --------------
Consumer Staples--9.7%
Altria Group, Inc.                                                                      42,110                       2,953,595
Cadbury Schweppes PLC - ADR                                                             17,370                         943,191
Coca-Cola Enterprises, Inc.                                                             41,540                         996,960
CVS Caremark Corp.                                                                      25,440                         927,288
Pepsico, Inc.                                                                           27,220                       1,765,217
SUPERVALU, Inc. (a)                                                                     31,600                       1,463,712
The Kroger Co.                                                                          54,920                       1,544,900
Wal-Mart Stores, Inc.                                                                   23,880                       1,148,867
                                                                                                                --------------
                                                                                                                    11,743,730
                                                                                                                --------------
Energy--12.2%
Chesapeake Energy Corp.                                                                 32,790                       1,134,534
Chevron Corp.                                                                           22,432                       1,889,672
ConocoPhillips                                                                          47,980                       3,766,430
ENSCO International, Inc.                                                               22,370                       1,364,794
Exxon Mobil Corp.                                                                       15,254                       1,279,505
Marathon Oil Corp.                                                                      20,120                       1,206,395
Nabors Industries Ltd. (a)                                                              27,300                         911,274
National-Oilwell Varco, Inc. (a)                                                        17,270                       1,800,225
XTO Energy, Inc.                                                                        22,160                       1,331,816
                                                                                                                --------------
                                                                                                                    14,684,645
                                                                                                                --------------
Exchange-Traded Funds--1.0%
S&P 500 Depositary Receipts Trust-Series 1                                               8,260                       1,242,552
                                                                                                                --------------

Financial--18.9%
Ambac Financial Group, Inc.                                                             12,170                       1,061,102
American Express Co.                                                                    22,960                       1,404,693
American International Group, Inc.                                                      38,549                       2,699,586
Bank of America Corp.                                                                   28,350                       1,386,031
Chicago Mercantile Exchange, Inc.                                                        1,065                         569,093
CIT Group, Inc.                                                                         19,850                       1,088,375
Citigroup, Inc.                                                                         36,126                       1,852,903
E*TRADE Financial Corp. (a)                                                             29,920                         660,933
Hartford Financial Services Group, Inc.                                                 11,010                       1,084,595
JPMorgan Chase & Co.                                                                    48,420                       2,345,949
Lehman Brothers Holdings, Inc.                                                          12,190                         908,399
Marshall & Ilsley Corp.                                                                 13,820                         658,247
Merrill Lynch & Co., Inc.                                                               17,970                       1,501,933
Metlife, Inc.                                                                           15,610                       1,006,533
Morgan Stanley                                                                          23,170                       1,943,500
PNC Financial Services Group, Inc.                                                      10,430                         746,579
Wachovia Corp.                                                                          36,310                       1,860,887
                                                                                                                --------------
                                                                                                                    22,779,338
                                                                                                                --------------
Health Care--11.0%
Baxter International, Inc.                                                              35,070                       1,975,844
Becton Dickinson & Co.                                                                   8,010                         596,745
Cigna Corp.                                                                             19,640                       1,025,601
Hospira, Inc. (a)                                                                       23,610                         921,734
Merk & Co., Inc.                                                                        18,450                         918,810
Pfizer, Inc.                                                                            79,920                       2,043,554
Sanofi-Aventis ADR                                                                      22,790                         917,753
Schering-Plough Corp.                                                                   71,980                       2,191,071
Thermo Fisher Scientific, Inc. (a)                                                      34,630                       1,791,064
Zimmer Holdings, Inc. (a)                                                               10,310                         875,216
                                                                                                                --------------
                                                                                                                    13,257,392
                                                                                                                --------------
Industrials--10.1%
Dover Corp.                                                                             17,000                         869,550
Eaton Corp.                                                                             14,980                       1,393,140
Emerson Electric Co.                                                                    24,570                       1,149,876
General Electric Co.                                                                    85,110                       3,258,011
Goodrich Corp.                                                                          14,960                         891,018
L-3 Communications Holdings, Inc.                                                       14,520                       1,414,103
Textron, Inc.                                                                           17,660                       1,944,543
Tyco International Ltd. (a)                                                             26,430                         893,070
US Airways Group, Inc. (a)                                                              10,602                         320,923
                                                                                                                --------------
                                                                                                                    12,134,234
                                                                                                                --------------
Materials--2.8%
Air Products & Chemicals, Inc.                                                          15,790                       1,269,042
Allegheny Technologies, Inc.                                                            11,470                       1,202,974
Rohm & Haas Co.                                                                         16,230                         887,456
                                                                                                                --------------
                                                                                                                     3,359,472
                                                                                                                --------------
Technology--19.2%
Amphenol Corp., Class A                                                                 24,120                         859,878
Apple Computer, Inc. (a)                                                                12,670                       1,546,247
Broadcom Corp., Class A (a)                                                             22,080                         645,840
Cisco Systems, Inc. (a)                                                                 79,370                       2,210,454
Cognizant Technology Solutions Corp., Class A (a)                                       17,780                       1,335,100
EMC Corp./Massachusetts (a)                                                             76,920                       1,392,252
Google, Inc., Class A (a)                                                                3,130                       1,638,179
Hewlett-Packard Co.                                                                     41,350                       1,845,037
Intel Corp.                                                                             69,130                       1,642,529
McAfee, Inc. (a)                                                                        24,380                         858,176
Microsoft Corp.                                                                         87,650                       2,583,045
National Semiconductor Corp.                                                            41,660                       1,177,728
Oracle Corp. (a)                                                                        74,520                       1,468,789
Qualcomm, Inc.                                                                          34,460                       1,495,219
Research In Motion, Ltd. (a)                                                             4,470                         893,955
Texas Instruments, Inc.                                                                 43,110                       1,622,229
                                                                                                                --------------
                                                                                                                    23,214,657
                                                                                                                --------------
Telecommunication Services--4.4%
AT&T, Inc.                                                                              68,710                       2,851,465
Verizon Communications, Inc.                                                            60,930                       2,508,488
                                                                                                                --------------
                                                                                                                     5,359,953
                                                                                                                --------------
Utilities--3.1%
PG&E Corp.                                                                              29,490                       1,335,897
Sempra Energy                                                                           40,430                       2,394,669
                                                                                                                --------------
                                                                                                                     3,730,566
                                                                                                                --------------
TOTAL EQUITIES and TOTAL UNAFFLIATED INVESTMENTS (Cost $106,378,341)                                               121,209,730
                                                                                                                --------------

AFFILIATED INVESTMENTS--0.5%
Dreyfus Institutional Preferred
    Plus Money Market Fund (b) (cost $615,631)                                         615,631                         615,631
                                                                                                                --------------
TOTAL INVESTMENTS--100.9% (cost $106,993,972)                                                                      121,825,361
                                                                                                                --------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.9%)                                                                      (1,087,756)
                                                                                                                --------------
NET ASSETS--100%                                                                                                   120,737,605
                                                                                                                ==============

Notes to Schedule of Investments:

ADR  - American Depository Receipts
(a)  Non-income producing security.
(b)  Affiliated institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR. At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $106,993,972. Net unrealized appreciation on investments was $14,831,389 of which $15,934,069 related to appreciated investment securities and $1,102,680 related to depreciated investment securities.

Mellon Institutional Funds Master Portfolio
The Boston Company Small Cap Growth Portfolio
June 30, 2007 (Unaudited)

Security                                                                                Shares                        Value ($)
-------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--123.5%
Equities--95.9%
Consumer Discretionary--13.3%
Ambassadors Group, Inc.                                                                 28,590                       1,015,803
Bright Horizons Family Solutions, Inc. (a)                                              45,770                       1,780,911
California Pizza Kitchen, Inc. (a)                                                      59,440                       1,276,771
Casual Male Retail Group, Inc. (a)(b)                                                  114,180                       1,153,218
Citi Trends, Inc. (a)(b)                                                                32,510                       1,234,080
Coldwater Creek Inc. (a)(b)                                                             41,640                         967,297
DeVry, Inc.                                                                             37,380                       1,271,668
DXP Enterprises, Inc. (a)                                                               15,630                         668,182
Entravision Communications Corp.,Class A (a)(b)                                         89,190                         930,252
Fred's, Inc. (b)                                                                        76,470                       1,023,169
Interface, Inc.                                                                         92,450                       1,743,607
Kenneth Cole Productions, Class A                                                       46,360                       1,145,092
Lions Gate Entertainment Corp. (a)                                                     153,570                       1,693,877
Steiner Leisure Ltd. (a)                                                                37,880                       1,860,666
Strayer Education, Inc.                                                                  9,970                       1,313,149
Take-Two Interactive Software, Inc. (a)(b)                                              41,470                         828,156
Texas Roadhouse, Inc., Class A (a)(b)                                                  131,630                       1,683,548
True Religion Apparel, Inc. (a)                                                         46,130                         937,823
                                                                                                                  ------------
                                                                                                                    22,527,269
                                                                                                                  ------------
Consumer Staples--4.9%
Hain Celestial Group, Inc. (a)(b)                                                       42,050                       1,141,237
Hansen Natural Corp. (a)                                                                42,320                       1,818,914
Inter Parfums, Inc. (b)                                                                 51,320                       1,366,138
Longs Drug Stores Corp. (b)                                                             32,300                       1,696,396
National Beverage Corp. (b)                                                             68,788                         791,750
Physicians Formula Holdings, Inc. (a)                                                   51,126                         803,956
Ruddick Corp.                                                                           23,180                         698,182
                                                                                                                  ------------
                                                                                                                     8,316,573
                                                                                                                  ------------
Energy--6.9%
Alpha Natural Resources, Inc. (a)(b)                                                    66,820                       1,389,188
Arena Resources, Inc. (a)(b)                                                            21,400                       1,243,554
Berry Petroleum Co., Class A                                                            25,890                         975,535
Dril-Quip, Inc. (a)(b)                                                                  17,310                         778,084
Oil States International, Inc. (a)(b)                                                   20,860                         862,352
Parallel Petroleum Corp. (a)(b)                                                         58,420                       1,279,398
Penn Virginia Corp.                                                                     41,570                       1,671,114
Superior Well Services, Inc. (a)(b)                                                     32,960                         837,514
T-3 Energy Services, Inc. (a)                                                           25,300                         846,285
W-H Energy Services, Inc. (a)                                                           29,780                       1,843,680
                                                                                                                  ------------
                                                                                                                    11,726,704
                                                                                                                  ------------
Financial--10.1%
Arch Capital Group Ltd.-ADR (a)                                                         16,740                       1,214,320
Cohen & Steers, Inc.                                                                    17,570                         763,416
First Cash Financial Services, Inc. (a)                                                 66,620                       1,561,573
First Mercury Financial Corp. (a)                                                       57,050                       1,196,339
First Midwest Bancorp, Inc. (b)                                                         26,200                         930,362
Hallmark Financial Services, Inc. (a)                                                   34,500                         418,140
Max Capital Group, Ltd.                                                                 18,500                         523,550
Montpelier Re Holdings Ltd. (b)                                                         55,030                       1,020,256
OptionsXpress Holdings, Inc.                                                            66,470                       1,705,620
Piper Jaffray Companies, Inc. (a)                                                        8,620                         480,393
Portfolio Recovery Associates, Inc. (b)                                                 43,980                       2,639,680
SVB Financial Group (a)(b)                                                              26,950                       1,431,315
Texas Capital Bancshares, Inc. (a)                                                      24,030                         537,071
UCBH Holdings, Inc. (b)                                                                 70,010                       1,279,083
Waddell & Reed Financial, Inc.                                                          48,980                       1,273,970
                                                                                                                  ------------
                                                                                                                    16,975,088
                                                                                                                  ------------
Health Care--17.3%
Alnylam Pharmaceuticals Inc. (a)(b)                                                     55,760                         846,994
Amedisys, Inc. (a)                                                                      22,330                         811,249
AMN Healthcare Services, Inc. (a)(b)                                                    38,370                         844,140
Applera Corp.-Celera Genomics Group (a)                                                 55,380                         686,712
Array Biopharma, Inc. (a)(b)                                                            51,450                         600,421
Arrow International, Inc.                                                               33,780                       1,293,098
BioMimetic Therapeutics, Inc. (a)                                                       30,580                         477,965
Covance, Inc. (a)(b)                                                                    16,300                       1,117,528
Cytyc Corp. (a)                                                                         21,040                         907,034
Enzon Pharmaceuticals, Inc. (a)(b)                                                     106,290                         834,376
ev3, Inc. (a)(b)                                                                        45,870                         774,286
Exelixis, Inc. (a)(b)                                                                   63,190                         764,599
Insulet Corp. (a)                                                                       19,280                         273,776
Integra LifeSciences Holdings Corp. (a)(b)                                              33,920                       1,676,326
InterMune, Inc. (a)(b)                                                                  34,160                         886,110
Medarex, Inc. (a)(b)                                                                    37,890                         541,448
Natus Medical, Inc. (a)(b)                                                             112,880                       1,797,050
Pediatrix Medical Group, Inc. (a)(b)                                                    21,770                       1,200,616
PerkinElmer, Inc. (b)                                                                   47,430                       1,236,026
Phase Forward, Inc. (a)                                                                 39,900                         671,517
Poniard Pharmaceuticals, Inc. (a)(b)                                                    78,910                         536,588
Psychiatric Solutions, Inc. (a)                                                         34,330                       1,244,806
Respironics, Inc. (a)                                                                   54,500                       2,321,155
Rigel Pharmaceuticals, Inc. (a)(b)                                                      72,860                         649,183
Sangamo Biosciences, Inc. (a)(b)                                                        72,830                         591,380
Sirtris Pharmaceuticals, Inc. (a)(b)                                                    50,690                         500,310
Thermo Fisher Scientific, Inc. (a)                                                      27,700                       1,432,644
Thoratec Corp. (a)(b)                                                                   34,610                         636,478
TomoTherapy, Inc. (a)                                                                   16,910                         370,667
VCA Antech, Inc. (a)                                                                    37,760                       1,423,174
Wright Medical Group, Inc. (a)                                                          51,560                       1,243,627
                                                                                                                  ------------
                                                                                                                    29,191,283
                                                                                                                  ------------
Industrials--13.0%
Bucyrus International, Inc., Class A (b)                                                16,040                       1,135,311
CAI International, Inc. (a)                                                             35,860                         472,635
Copart, Inc. (a)                                                                        56,640                       1,732,618
Endeavor Acquisition Corp. (a)(b)                                                       43,060                         508,108
eTelecare Global Solutions, Inc. ADR (a)                                                58,020                         938,183
Global Cash Access, Inc. (a)                                                           102,760                       1,646,215
HUB Group, Inc., Class A Shares (a)                                                     23,490                         825,908
JA Solar Holdings Co. Ltd. ADR (a)                                                      18,280                         616,584
Jamba, Inc. (a)(b)                                                                      37,110                         339,185
McGrath Rentcorp.                                                                       26,010                         876,277
Mobile Mini (a)                                                                         43,180                       1,260,856
MSC Industrial Direct Co., Inc., Class A (b)                                            28,190                       1,550,450
Old Dominion Freight Line (a)                                                           43,130                       1,300,370
Quanta Services Inc. (a)(b)                                                             46,980                       1,440,877
Ritchie Bros. Auctioneers                                                               19,120                       1,197,294
Stericycle, Inc. (a)(b)                                                                 31,280                       1,390,709
Team, Inc. (a)(b)                                                                       28,500                       1,281,645
UAP Holding Corp. (b)                                                                   66,930                       2,017,270
Washington Group International, Inc.(a)(b)                                              18,190                       1,455,382
                                                                                                                  ------------
                                                                                                                    21,985,877
                                                                                                                  ------------
Materials--2.3%
American Vanguard Corp. (b)                                                             60,420                         865,214
Century Aluminum Co. (a)                                                                16,080                         878,450
Kinross Gold Corp. (a)                                                                  51,730                         604,206
Northern Orion Resources, Inc. (a)                                                     106,600                         606,554
Schnitzer Steel Industries, Inc.                                                        17,250                         826,965
                                                                                                                  ------------
                                                                                                                     3,781,389
                                                                                                                  ------------
Technology--26.4%
ADC Telecommunications, Inc. (a)                                                        46,950                         860,593
AMIS Holdings, Inc. (a)                                                                 88,680                       1,110,274
Anadigics, Inc. (a)(b)                                                                  24,980                         344,474
Arris Group, Inc. (a)                                                                   88,380                       1,554,604
Authorize.Net Holdings Inc. (a)                                                         44,340                         793,243
Bankrate, Inc. (a)(b)                                                                   18,320                         877,894
BEA Systems, Inc. (a)                                                                   60,060                         822,221
Brocade Communications Systems, Inc. (a)                                                61,780                         483,120
C-COR, Inc. (a)                                                                         59,000                         829,540
ChipMOS TECHNOLOGIES (Bermuda) LTD (a)(b)                                               71,770                         516,026
DealerTrack Holdings, Inc. (a)                                                          24,140                         889,318
Diodes Inc. (a)                                                                         43,150                       1,802,375
DivX, Inc. (a)(b)                                                                       42,980                         644,700
eFunds Corp. (a)                                                                        26,320                         928,833
Epicor Software Corp. (a)(b)                                                            95,300                       1,417,111
FLIR Systems, Inc. (a)(b)                                                               27,060                       1,251,525
Forrester Research, Inc. (a)                                                            31,700                         891,721
Foundry Networks, Inc. (a)                                                             104,570                       1,742,136
Hittite Microwave Corp. (a)                                                             13,060                         558,054
Informatica Corp. (a)(b)                                                                95,300                       1,407,581
Internap Network Services Corp. (a)                                                     32,100                         462,882
Intervoice Inc. (a)                                                                     82,640                         688,391
JDA Software Group Inc. (a)                                                             45,530                         893,754
Lawson software, Inc. (a)(b)                                                           158,130                       1,563,906
LoJack Corp. (a)(b)                                                                     41,870                         933,282
Marchex, Inc.                                                                           38,570                         629,462
MasTec, Inc. (a)(b)                                                                     87,720                       1,387,730
Micrel Inc.                                                                             67,510                         858,727
Microsemi Corp. (a)(b)                                                                  81,000                       1,939,950
MIPS Technologies, Inc. (a)                                                            147,580                       1,297,228
Net Gear Inc. (a)(b)                                                                    27,390                         992,888
Netscout Systems Inc. (a)                                                               84,900                         736,083
OpNext, Inc. (a)                                                                        70,850                         938,054
Polycom, Inc. (a)(b)                                                                    40,640                       1,365,504
QAD, Inc.                                                                               47,100                         390,930
SkillSoft PLC ADR (a)                                                                   92,950                         863,506
Smart Modular Technologies, Inc. (a)                                                    85,550                       1,177,168
Solera Holdings, Inc. (a)                                                               54,450                       1,055,241
Tessera Technologies, Inc. (a)(b)                                                       19,360                         785,048
The Ultimate Software Group, Inc. (a)(b)                                                43,450                       1,257,009
TheStreet.com, Inc. (b)                                                                 47,110                         512,557
Transaction Systems Archietects, Inc. (a)(b)                                            14,980                         504,227
TTM Technologies, Inc. (a)                                                              33,580                         436,540
ValueClick, Inc. (a)(b)                                                                 25,170                         741,508
Verisign, Inc. (a)                                                                      34,090                       1,081,676
Wright Express Corp.                                                                    41,530                       1,423,233
                                                                                                                  ------------
                                                                                                                    44,641,827
                                                                                                                  ------------
Telecommunication Services--1.2%
Cogent Communications Group, Inc. (a)                                                   11,150                         333,050
NeuStar, Inc. (a)(b)                                                                    58,600                       1,697,642
                                                                                                                  ------------
                                                                                                                     2,030,692
                                                                                                                  ------------
Utilities--0.5%
Ormat Technologies, Inc. (b)                                                            22,380                         843,278
                                                                                                                  ------------
Total Equities (cost $154,339,628)                                                                                 162,019,980
                                                                                                                  ------------

                                                                                                           Par
Short-Term Investments--0.2%                                      Rate          Maturity                  Value
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government--0.2%
      U.S. Treasury Bill (c)(d)
      (cost $297,204)                                            4.46%         9/13/2007                300,000             297,236
                                                                                                                       ------------
INVESTMENT OF CASH COLLATERAL - 27.4%
BlackRock Cash Strategies L.L.C. (Cost $46,290,460)                                                  46,290,460          46,290,460
                                                                                                                       ------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $200,927,292)                                                                      208,607,676
                                                                                                                       ------------
AFFILIATED INVESTMENTS--8.2%
Dreyfus Institutional Preferred
Plus Money Market Fund (e) (Cost $13,924,027)                                                        13,924,027          13,924,027
                                                                                                                       ------------

TOTAL INVESTMENTS--131.7% (cost $214,851,319)                                                                           222,531,703
                                                                                                                       ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(31.7%)                                                                         (53,614,358)
                                                                                                                       ------------
NET ASSETS--100%                                                                                                        168,917,345
                                                                                                                       ============

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b)  Security, or a portion of thereof, was on loan at June 30, 2007.
(c) Denotes all or part of security segregated as collateral for future transactions.
(d)  Rate noted is yield to maturity.
(e)  Affiliated institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $214,851,319. Net unrealized appreciation on investments was $7,680,384 of which $10,846,510 related to appreciated investment securities and $3,166,126 related to depreciated investment securities.

At June 30, 2007, the fund held the following futures contracts:

                                                                                               Underlying Face             Urealized
Contract                                                  Position      Expiration Date        Amount at Value             Gain
------------------------------------------------------------------------------------------------------------------------------------
Russel 2000 Index (17 Contracts)                          Long              8/31/2007             $7,157,850               $47,665
                                                                                                                        ============

Mellon Instiutional Funds Master Portfolio
The Boston Company Small Cap Value Portfolio
June 30, 2007 (Unaudited)

Security                                                                                Shares                        Value ($)
------------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--124.2%
EQUITIES--95.3%
Consumer Discretionary--17.0%
Big 5 Sporting Goods Corp. (a)                                                         315,434                       8,043,567
Cache, Inc. (b)                                                                        130,900                       1,737,043
Cavco Industries, Inc. (b)                                                              44,893                       1,684,385
CEC Entertainment, Inc. (b)                                                             90,170                       3,173,984
Charlotte Russe Holdings, Inc. (b)                                                      63,200                       1,698,184
Charming Shoppes, Inc. (a) (b)                                                         442,470                       4,791,950
Courier Corp. (a)                                                                       93,590                       3,743,600
Cox Radio, Inc., Class A (a) (b)                                                       385,620                       5,491,229
Drew Industries, Inc. (a) (b)                                                          131,330                       4,352,276
Entercom Communications Corp., Class A (a)                                             198,430                       4,938,923
Entravision Communications Corp., Class A (a) (b)                                      452,000                       4,714,360
Ethan Allen Interiors, Inc. (a)                                                        100,020                       3,425,685
Furniture Brands International, Inc. (a)                                               320,570                       4,552,094
Gentex Corp. (a)                                                                       382,580                       7,533,000
Hot Topic, Inc. (b)                                                                    266,180                       2,893,377
Jos A Bank Clothiers, Inc. (a) (b)                                                     206,360                       8,557,749
Kenneth Cole Productions, Inc., Class A (a)                                            270,010                       6,669,247
Keystone Automotive Industries, Inc. (b)                                               140,260                       5,802,556
Live Nation, Inc. (b)                                                                  163,900                       3,668,082
M.D.C. Holdings, Inc. (a)                                                               77,100                       3,728,556
Media General, Inc., Class A (a)                                                       142,240                       4,732,325
Meredith Corp. (a)                                                                      74,040                       4,560,864
Morton's Restaurant Group, Inc. (a) (b)                                                230,635                       4,176,800
New York & Co, Inc. (a) (b)                                                            586,347                       6,426,363
Red Lion Hotels Corp. (b)                                                              115,040                       1,478,264
Regis Corp.                                                                            254,490                       9,734,243
Ryland Group, Inc. (a)                                                                 193,580                       7,234,085
Scholastic Corp. (a) (b)                                                               336,430                      12,091,294
Tenneco, Inc. (a) (b)                                                                  263,093                       9,218,779
Timberland Co., Class A (a) (b)                                                        196,080                       4,939,255
Zale Corp. (a) (b)                                                                     162,180                       3,861,506
                                                                                                              ----------------
                                                                                                                   159,653,625
                                                                                                              ----------------
Consumer Staples--7.0%
BJ'S Wholesale Club, Inc. (b)                                                          328,330                      11,829,730
Casey's General Stores, Inc. (a)                                                       350,760                       9,561,718
Lance, Inc. (a)                                                                        221,324                       5,214,393
Longs Drug Stores Corp. (a)                                                            279,680                      14,688,794
Ralcorp Holdings, Inc. (a) (b)                                                         302,360                      16,161,142
Sanderson Farms, Inc. (a)                                                              175,160                       7,885,703
                                                                                                              ----------------
                                                                                                                    65,341,480
                                                                                                              ----------------
Energy--5.1%
CARBO Ceramics, Inc. (a)                                                               205,570                       9,006,022
Dril-Quip, Inc. (a) (b)                                                                108,333                       4,869,568
Oil States International, Inc. (a) (b)                                                 191,900                       7,933,146
Penn Virginia Corp.                                                                    173,680                       6,981,936
Superior Well Services, Inc. (a) (b)                                                   214,870                       5,459,847
Tetra Technologies, Inc. (a) (b)                                                       239,320                       6,748,824
Unit Corp. (b)                                                                         110,010                       6,920,729
                                                                                                              ----------------
                                                                                                                    47,920,072
                                                                                                              ----------------
Financial--20.0%
American Financial Realty Trust REIT (a)                                               848,630                       8,757,862
Anthracite Capital, Inc. REIT (a)                                                      426,020                       4,984,434
Anworth Mortgage Asset Corp. REIT                                                      305,010                       2,760,340
Aspen Insurance Holdings Ltd.                                                          250,010                       7,017,781
Assured Guaranty Ltd.                                                                  296,770                       8,772,521
BankAtlantic Bancorp, Inc., Class A (a)                                                516,630                       4,448,184
Care Investment Trust, Inc. REIT (b)                                                   206,300                       2,836,625
CBRE Realty Finance, Inc. REIT                                                         330,140                       3,925,365
Citizens Republic Bancorp Corp. (a)                                                    223,460                       4,089,318
Cowen Group, Inc. (b)                                                                  196,146                       3,512,975
Crystal River Capital, Inc. REIT (a)                                                   168,680                       4,095,550
Education Realty Trust, Inc. REIT (a)                                                  378,906                       5,316,051
Financial Federal Corp. (a)                                                            297,150                       8,861,013
First Indiana Corp.                                                                    142,010                       3,141,261
First Potomac Realty Trust REIT (a)                                                    218,410                       5,086,769
Firstmerit Corp. (a)                                                                   239,200                       5,006,456
Flushing Financial Corp. (a)                                                           165,860                       2,663,712
Horace Mann Educators Corp.                                                            200,850                       4,266,054
Innkeepers USA Trust REIT (a)                                                          302,180                       5,357,651
Intervest Bancshares Corp.                                                              91,164                       2,567,178
Knight Capital Group, Inc., Class A (a) (b)                                            336,120                       5,579,592
Lasalle Hotel Properties REIT                                                          121,300                       5,266,846
Lexington Realty Trust REIT (a)                                                        230,820                       4,801,056
Luminent Mortgage Capital, Inc. REIT (a)                                               302,230                       3,049,501
Mission West Properties REIT (a)                                                       253,510                       3,533,929
Old National Bancorp (a)                                                               205,620                       3,415,348
Pacific Capital Bancorp (a)                                                            228,120                       6,154,678
Piper Jaffray Cos. (a) (b)                                                             142,340                       7,932,608
Provident Bankshares Corp. (a)                                                          96,730                       3,170,809
Provident Financial Services, Inc. (a)                                                 137,760                       2,171,098
Redwood Trust, Inc. REIT (a)                                                           196,670                       9,514,895
Security Capital Assurance Ltd.                                                        157,550                       4,863,568
Southwest Bancorp, Inc.                                                                 77,700                       1,867,908
Sterling Bancshares, Inc. (a)                                                          328,160                       3,711,490
Stewart Information Services Corp. (a)                                                 102,397                       4,078,473
Strategic Hotels and Resorts, Inc. (a)                                                 194,390                       4,371,831
Texas Capital Bancshares, Inc. (a) (b)                                                 212,240                       4,743,564
Triad Guaranty, Inc. (a) (b)                                                           107,530                       4,293,673
Washington Federal, Inc. (a) (b)                                                       328,703                       7,990,770
                                                                                                              ----------------
                                                                                                                   187,978,737
                                                                                                              ----------------
Health Care--8.7%
Air Methods Corp. (a) (b)                                                              159,050                       5,832,363
Chemed Corp.                                                                            41,960                       2,781,528
Computer Programs & Systems, Inc. (a)                                                  147,650                       4,574,197
Healthsouth Corp. (a) (b)                                                              184,500                       3,341,295
K-V Pharmaceutical Co., Class A (a) (b)                                                149,464                       4,071,399
Lifepoint Hospitals, Inc. (b)                                                          151,410                       5,856,539
Magellan Health Services, Inc. (a) (b)                                                 155,950                       7,246,996
Medical Action Industries, Inc. (a) (b)                                                164,745                       2,975,295
Odyssey HealthCare, Inc. (a) (b)                                                       310,900                       3,687,274
Option Care, Inc. (a)                                                                  637,050                       9,810,570
Pediatrix Medical Group, Inc. (b)                                                      150,890                       8,321,583
Phase Forward, Inc. (a) (b)                                                            342,510                       5,764,443
Providence Service Corp. (a) (b)                                                       262,410                       7,011,595
RehabCare Group, Inc. (b)                                                              259,234                       3,691,492
Res-Care, Inc. (b)                                                                     337,254                       7,129,550
                                                                                                              ----------------
                                                                                                                    82,096,119
                                                                                                              ----------------
Industrials--12.0%
American Ecology Corp. (a)                                                             242,740                       5,199,491
Bowne & Co., Inc.                                                                      331,160                       6,460,932
Brink's Co. (a)                                                                         27,642                       1,710,763
Casella Waste Systems, Inc., Class A (b)                                               403,260                       4,347,143
Clean Harbors, Inc. (a) (b)                                                            244,240                      12,070,341
Comfort Systems USA, Inc.                                                              195,570                       2,773,183
Curtiss-Wright Corp. (a)                                                               118,130                       5,506,039
Esterline Technologies Corp. (a) (b)                                                   162,091                       7,830,616
II-VI, Inc. (b)                                                                        154,050                       4,185,539
Insituform Technologies, Inc., Class A (a) (b)                                         218,331                       4,761,799
Kelly Services, Inc., Class A                                                          164,490                       4,516,895
LECG Corp. (a) (b)                                                                     431,220                       6,515,734
McGrath Rentcorp. (a)                                                                  192,590                       6,488,357
Moog, Inc., Class A (b)                                                                109,180                       4,815,930
PeopleSupport, Inc. (a) (b)                                                            236,740                       2,686,999
School Specialty, Inc. (a) (b)                                                         207,470                       7,352,737
Shaw Group, Inc. (a) (b)                                                               231,580                      10,719,838
Tetra Tech, Inc. (a) (b)                                                                83,118                       1,791,193
United Stationers, Inc. (b)                                                             95,590                       6,370,118
Waste Connections, Inc. (a) (b)                                                        209,429                       6,333,133
                                                                                                              -----------------
                                                                                                                   112,436,780
                                                                                                              -----------------
Materials--3.9%
AMCOL International Corp. (a)                                                          136,770                       3,735,189
Compass Minerals International, Inc. (a)                                               144,540                       5,009,756
Glatfelter (a)                                                                         274,140                       3,725,563
Metal Management, Inc.                                                                 191,460                       8,437,642
Neenah Paper, Inc.                                                                     144,220                       5,950,517
RTI International Metals, Inc. (a) (b)                                                  77,310                       5,826,855
Wausau Paper Corp. (a)                                                                 264,580                       3,545,372
                                                                                                              ----------------
                                                                                                                    36,230,894
                                                                                                              ----------------
Technology--19.1%
Actel Corp. (b)                                                                        324,330                       4,511,430
Avid Technology, Inc. (a) (b)                                                          198,430                       7,014,500
Cirrus Logic, Inc. (a) (b)                                                             549,860                       4,563,838
Comtech Telecommunications Corp. (a) (b)                                               200,840                       9,322,993
Cray, Inc. (b)                                                                         213,953                       1,632,461
Cree, Inc. (a) (b)                                                                     143,110                       3,699,393
CSG Systems International, Inc. (a) (b)                                                311,710                       8,263,432
Cymer, Inc. (a) (b)                                                                     90,310                       3,630,462
Electronics for Imaging, Inc (a) (b).                                                  312,190                       8,810,002
Emulex Corp. (a) (b)                                                                   384,320                       8,393,549
Epicor Software Corp. (a) (b)                                                          378,280                       5,625,024
EPIQ Systems, Inc. (a) (b)                                                             229,950                       3,715,992
Fair Issac Corp.                                                                       125,200                       5,023,024
FEI Co. (a) (b)                                                                        245,230                       7,960,166
Foundry Networks, Inc. (a) (b)                                                         512,410                       8,536,751
Harris Stratex Networks, Inc, Class A (b)                                              184,200                       3,311,916
Lionbridge Technologies, Inc. (a) (b)                                                  540,870                       3,185,724
Mercury Computer Systems, Inc. (b)                                                     257,240                       3,138,328
Micrel, Inc. (a)                                                                       451,720                       5,745,878
Microsemi Corp. (a) (b)                                                                339,780                       8,137,731
MTS Systems Corp.                                                                      138,240                       6,175,181
Net Gear, Inc. (a) (b)                                                                 196,850                       7,135,813
NIC, Inc. (a)                                                                          627,490                       4,292,032
Perot Systems Corp., Class A (a) (b)                                                   487,930                       8,314,327
Powerwave Technologies, Inc. (a) (b)                                                 1,052,732                       7,053,304
Rogers Corp. (b)                                                                        90,030                       3,331,110
Rudolph Technologies, Inc. (a) (b)                                                     259,720                       4,313,949
Semtech Corp. (a) (b)                                                                  318,170                       5,513,886
SI International, Inc. (b)                                                             128,340                       4,237,787
Sybase, Inc. (a) (b)                                                                   262,210                       6,264,197
Tekelec (a) (b)                                                                        412,560                       5,949,115
TTM Technologies, Inc. (a) (b)                                                         215,200                       2,797,600
                                                                                                              ----------------
                                                                                                                   179,600,895
                                                                                                              ----------------
Telecommunication Services--0.9%
Cincinnati Bell, Inc. (b)                                                            1,261,360                       7,290,661
EMS Technologies, Inc. (b)                                                              33,991                         749,841
                                                                                                              ----------------
                                                                                                                     8,040,502
                                                                                                              ----------------
Utilities--1.6%
Black Hills Corp. (a)                                                                  171,600                       6,821,100
El Paso Electric Co. (b)                                                               236,810                       5,816,054
Portland General Electric Co.                                                           88,600                       2,431,184
                                                                                                              ----------------
                                                                                                                    15,068,338
                                                                                                              ----------------
Total Equities (Cost $808,015,165)
                                                                                                                   894,367,442
                                                                                                              ----------------

SHORT-TERM INVESTMENTS--0.1%                                Rate         Maturity       Par Value
U.S. Government-0.1%
U.S. Treasury Bill (c) (d) (Cost $1,386,817)               4.52%          9/13/2007        1,400,000                1,387,103
                                                                                                            -----------------

INVESTMENT OF CASH COLLATERAL-28.8%                                                      Shares
                                                                                    -----------------
BlackRock Cash Strategies L.L.C. (Cost $270,254,490)
                                                                                         270,254,490             270,254,490
                                                                                                            -----------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $1,079,656,472)
                                                                                                               1,166,009,035
                                                                                                            -----------------

AFFILIATED INVESTMENTS-4.6%
Dreyfus Institutional Preferred
       Plus Money Market Fund (e) (f) (Cost $0)                                           43,428,369              43,428,369
                                                                                                           -----------------
TOTAL INVESTMENTS--128.8% (Cost $1,123,084,841)
                                                                                                               1,209,437,404
LIABILITIES IN EXCESS OF OTHER ASSETS--(28.8)%
                                                                                                               (270,250,633)
                                                                                                            -----------------
NET ASSETS--100%                                                                                                 939,186,771
                                                                                                            =================

Notes to Schedule of Investments:

REIT-Real Estate Investment Trust
(a)  Security, or a portion of thereof, was on loan at June 30, 2007.
(b)  Non-income producing security.
(c)  Rate noted is yield to maturity.
(d) Denotes all or part of security pledged as collateral for outstanding futures contracts.
(e)  Affiliated institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,123,084,841. Net unrealized appreciation on investments was $86,352,563 of which $112,044,312 related to appreciated investment securities and $25,691,749 related to depreciated investment securities.


At June 30, 2007, the Portfolio held the following futures contracts:

                                                                                             Underlying Face       Unrealized
Contract                                   Position        Expiration Date                   Amount at Value          Gain
----------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index (79 Contracts)          Long               8/31/2007                        $33,262,950           $11,570
                                                                                                                 =================

Mellon Institutional Funds Master Portfolio
The Boston Company International Small Cap Portfolio
June 30, 2007 (Unaudited)

Security                                                                                Shares                        Value ($)
------------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--98.5%
COMMON EQUITIES--96.6%

Australia--4.4%
Babcock & Brown Ltd.                                                                   256,400                  $    6,942,990
Challenger Financial Services Group Ltd.                                             1,756,500                       8,639,903
Cochlear Ltd.                                                                           83,100                       4,278,405
Computershare Ltd.                                                                     433,400                       4,131,451
Downer EDI Ltd.                                                                        750,900                       4,662,332
Goodman Fielder Ltd.                                                                 2,537,200                       5,212,056
Incitec Pivot Ltd.                                                                     169,200                      11,422,438
Jubilee Mines NL                                                                       440,895                       5,954,772
Pacific Brands Ltd.                                                                  1,947,800                       5,680,883
                                                                                                          --------------------
                                                                                                                    56,925,230
                                                                                                          --------------------
Austria--0.4%
Andritz AG                                                                              87,700                       5,783,367
                                                                                                          --------------------
Belgium--2.2%
Colruyt SA                                                                              17,600                       3,667,877
Mobistar SA                                                                             74,000                       6,300,497
NV Union Miniere SA                                                                     47,260                      10,229,558
Omega Pharma SA                                                                         50,200                       4,354,190
Telenet Group Holding NV (a)                                                           133,100                       4,616,762
                                                                                                          --------------------
                                                                                                                    29,168,884
                                                                                                          --------------------
Canada--6.4%
Astral Media, Inc.                                                                     191,000                       7,583,639
Axcan Pharma, Inc. (a)                                                                 225,300                       4,372,188
Canaccord Captial, Inc.                                                                260,600                       5,101,304
Canadian Western Bank                                                                  163,000                       4,325,834
Crescent Point Energy Trust                                                            200,900                       3,706,106
Gildan Activewear, Inc. (a)                                                            229,700                       7,850,943
Inmet Mining Corp.                                                                     197,300                      15,278,188
Martinrea International, Inc. (a)                                                      283,200                       4,396,639
Metro, Inc.                                                                            138,300                       4,850,443
Northbridge Financial Corp.                                                            103,200                       3,379,870
Sherritt International Corp.                                                           690,100                       9,500,954
Trican Well Service Ltd.                                                               200,000                       4,076,684
Uranium One, Inc. (a)                                                                  259,500                       3,309,290
WestJet Airlines Ltd. (a)                                                              326,300                       4,887,907
                                                                                                          --------------------
                                                                                                                    82,619,989
                                                                                                          --------------------
Denmark--0.3%
Sydbank A/S                                                                             81,200                       3,877,809
                                                                                                          --------------------

Finland--3.5%
Cargotec Corp.                                                                          72,100                       4,434,283
Elisa Oyj                                                                              113,900                       3,105,897
KCI Konecranes Oyj                                                                     196,500                       8,202,396
Nokian Renkaat Oyj                                                                     160,100                       5,601,564
Rautaruukki Oyj                                                                        232,800                      14,882,017
Tietoenator Oyj                                                                        126,200                       4,066,513
Wartsila Oyj                                                                            73,700                       4,843,904
                                                                                                          --------------------
                                                                                                                    45,136,574
                                                                                                          --------------------
France--9.7%
Air France-KLM                                                                         128,800                       5,993,401
Alstom                                                                                  28,800                       4,795,196
Bourbon SA                                                                              57,750                       3,603,499
Ciments Francais                                                                        33,850                       7,762,398
CNP Assurances                                                                          86,140                      11,002,734
Compagnie Generale de Geophysique SA (a)                                                33,900                       8,474,142
Compagnie Generale des Etablissements Michelin                                          57,900                       8,090,297
Euler Hermes SA                                                                         68,960                       9,773,498
Groupe Steria SCA                                                                       64,500                       4,278,901
Icade                                                                                   71,300                       5,484,642
Iliad SA                                                                                35,900                       3,627,045
Ipsen SA                                                                               106,300                       5,460,047
Neuf Cegetel                                                                           142,500                       5,571,741
Nexans SA                                                                               52,530                       8,730,193
Nexity                                                                                  61,900                       5,151,899
Pierre & Vacances                                                                       32,200                       4,912,589
Pinguely-Haulotte                                                                      163,400                       6,776,216
Publicis Groupe                                                                         93,400                       4,088,283
Rhodia SA (a)                                                                           83,275                       3,802,795
SEB SA                                                                                  23,900                       4,344,388
Sodexho Alliance SA                                                                     65,200                       4,665,765
                                                                                                          --------------------
                                                                                                                   126,389,669
                                                                                                          --------------------
Germany--7.5%
Aareal Bank AG                                                                         168,200                       8,742,892
Deutsche Boerse AG                                                                     106,340                      12,048,188
Hannover Rueckversicherung AG                                                           79,800                       3,866,713
Hypo Real Estate Holding AG                                                            113,090                       7,325,123
IKB Deutsche Industriebank AG                                                           93,500                       3,416,879
Lanxess AG                                                                             115,500                       6,412,416
Man AG                                                                                  71,600                      10,310,971
MTU Aero Engines Holding AG                                                            111,200                       7,214,558
Salzgitter AG                                                                           53,600                      10,317,038
Software AG                                                                             74,960                       7,273,345
Stada Arzneimittel AG                                                                   91,860                       5,839,281
Vivacon AG                                                                             240,600                       9,725,383
Wincor Nixdorf AG                                                                       52,740                       4,888,081
                                                                                                          --------------------
                                                                                                                    97,380,868
                                                                                                          --------------------
Hong Kong--0.8%
Hengan International Group Co., Ltd.                                                 1,055,400                       3,752,461
Wing Hang Bank Ltd.                                                                    550,900                       6,091,049
                                                                                                          --------------------
                                                                                                                     9,843,510
                                                                                                          --------------------
Ireland--0.9%
Grafton Group PLC                                                                      418,770                       5,974,254
Greencore Group PLC                                                                    710,300                       5,370,537
                                                                                                          --------------------
                                                                                                                    11,344,791
                                                                                                          --------------------
Italy--4.5%
Asm Brescia Spa                                                                        975,900                       5,919,271
Azimut Holding Spa                                                                     577,300                       9,820,631
Banca Popolare di Milano Scarl (BPM)                                                   375,900                       5,725,114
Cementir Spa                                                                           409,800                       5,804,027
Credito Emiliano Spa                                                                   541,300                       7,667,390
Fondiaria-Sai Spa                                                                      118,940                       5,744,820
Indesit Co., Spa                                                                       180,000                       4,184,733
Milano Assicurazioni Spa                                                               688,250                       5,712,750
Pirelli & C Real Estate Spa                                                             55,400                       3,217,383
Recordati Spa                                                                          590,140                       4,916,683
                                                                                                          --------------------
                                                                                                                    58,712,802
                                                                                                          --------------------
Japan--14.4%
Ardepro Co., Ltd.                                                                        9,500                       2,967,785
Asahi Pretec Corp.                                                                     199,400                       5,573,091
Chiyoda Integre Co., Ltd.                                                              128,700                       3,293,833
Chugoku Marine Paints Ltd.                                                             132,200                       1,568,183
Comsys Holdings Corp.                                                                  320,000                       3,710,107
Disco Corp.                                                                             71,000                       4,118,785
Gigas K's Denki Corp.                                                                  194,400                       5,433,344
Goldcrest Co., Ltd.                                                                     84,340                       4,323,898
Hisamitsu Pharmaceutical Co., Ltd.                                                     160,200                       4,425,414
Hitachi Construction Machinery Co., Ltd.                                               190,300                       6,632,979
Hitachi High-Technologies Corp.                                                        178,900                       4,651,284
Hitachi Kokusai Electric, Inc.                                                         325,000                       4,013,650
Hogy Medical Co., Ltd.                                                                  92,100                       4,115,616
Izumi Co. Ltdronics, Inc.                                                              356,600                       5,838,065
Joint Corp.                                                                            181,300                       5,700,609
Kansai Paint Co., Ltd.                                                                 482,000                       4,225,528
Kenedix, Inc.                                                                            4,054                       7,575,723
Kintetsu World Express, Inc.                                                           128,600                       4,367,468
Kyowa Exeo Corp.                                                                       470,000                       5,464,495
Makino Milling Machine Co., Ltd.                                                       366,000                       5,233,669
Makita Corp.                                                                           118,000                       5,253,819
Mitsumi Electric Co., Ltd.                                                             149,500                       5,368,785
Mori Seiki Co., Ltd                                                                    219,100                       6,817,948
Nippon Chemi-Con Corp.                                                                 433,000                       3,679,867
Nippon Suisan Kaisha Ltd.                                                              857,800                       5,498,897
Nippon System Development Co., Ltd.                                                    399,300                       5,875,303
Nissin Kogyo Co., Ltd.                                                                 297,500                       8,290,746
Nitto Boseki Co., Ltd.                                                               1,209,000                       4,636,399
Point, Inc.                                                                             56,600                       3,361,602
Sanyo Shokai Ltd                                                                       435,000                       3,749,878
Suruga Bank Ltd.                                                                       524,000                       6,611,732
Takeuchi MFG. Co., Ltd.                                                                 97,700                       4,524,618
Toho Pharmaceutical Co., Ltd.                                                          253,400                       4,251,471
Tokai Rika Co., Ltd.                                                                   215,700                       5,905,988
Tosoh Corp.                                                                          1,146,000                       6,378,047
Toyo Suisan Kaisha Ltd.                                                                250,000                       4,509,262
Ube Industries Ltd.                                                                  1,213,000                       3,745,044
Urban Corp.                                                                            243,000                       4,432,361
                                                                                                          --------------------
                                                                                                                   186,125,293
                                                                                                          --------------------
Luxembourg--0.3%
Oriflame Cosmetics SA                                                                   92,200                       4,335,247
                                                                                                          --------------------

Netherlands--5.2%
Aalberts Industries NV                                                                 337,280                       9,260,464
ASM International NV (a)                                                               165,700                       4,436,743
Fugro NV                                                                               146,400                       9,290,713
Imtech NV                                                                               54,600                       4,736,287
Koninklijke Wessanen NV                                                                245,900                       4,089,939
Randstad Holding NV                                                                     53,200                       4,216,015
SBM Offshore NV                                                                        149,360                       5,693,137
Sligro Food Group NV                                                                   136,597                       5,663,507
SNS Reaal                                                                              187,000                       4,223,769
TomTom NV (a)                                                                          108,300                       5,528,589
USG People NV                                                                          109,300                       5,134,590
Wolters Kluwer NV                                                                      163,200                       4,979,668
                                                                                                          --------------------
                                                                                                                    67,253,421
                                                                                                          --------------------
Norway--1.8%
Aker Yards AS                                                                          275,400                       4,758,543
Ementor ASA (a)                                                                        790,000                       7,293,385
Tandberg ASA                                                                           257,400                       5,727,526
TGS Nopec Geophysical Co. ASA (a)                                                      283,100                       5,770,069
                                                                                                          --------------------
                                                                                                                    23,549,523
                                                                                                          --------------------
Portugal--0.4%
Banco BPI SA                                                                           549,150                       4,879,866
                                                                                                          --------------------

Singapore--0.9%
United Test and Assembly Center Ltd. (a)                                             7,015,000                       5,317,172
Wing Tai Holdings Ltd.                                                               2,358,800                       6,134,360
                                                                                                          --------------------
                                                                                                                    11,451,532
                                                                                                          --------------------
South Korea--4.0%
Daegu Bank                                                                             160,800                       2,820,442
GS Engineering and Construction Corp.                                                   48,500                       5,802,566
Hite Brewery Co., Ltd.                                                                  36,900                       4,794,283
Honam Petrochemical Corp.                                                               48,200                       4,816,869
Hyundai Mipo Dockyard                                                                   48,000                      13,356,431
Jusung Engineering Co., Ltd. (a)                                                       335,300                       6,607,254
Korea Zinc Co., Ltd.                                                                    56,200                       9,553,270
Pusan Bank                                                                             262,700                       3,797,147
                                                                                                          --------------------
                                                                                                                    51,548,262
                                                                                                          --------------------
Spain--3.2%
Abengoa SA                                                                             102,500                       4,196,433
Banco Pastor SA                                                                        151,200                       3,095,641
Bankinter SA                                                                            66,600                       5,947,713
Bolsas y Mercados Espanoles                                                            108,000                       6,324,018
Fomento de Construcciones y Contratas SA                                                63,300                       5,688,125
Obrascon Huarte Lain SA                                                                 84,500                       3,804,129
Sol Melia SA                                                                           159,600                       3,549,082
Union Fenosa SA                                                                         83,300                       4,458,046
Viscofan SA                                                                            173,200                       4,015,784
                                                                                                          --------------------
                                                                                                                    41,078,971
                                                                                                          --------------------
Sweden--1.4%
Alfa Laval AB                                                                          101,600                       6,127,991
Getinge AB                                                                             177,800                       3,841,509
NCC AB                                                                                 191,700                       5,175,904
Trelleborg AB                                                                          125,200                       3,451,223
                                                                                                          --------------------
                                                                                                                    18,596,627
                                                                                                          --------------------
Switzerland--6.0%
Actelion Ltd. (a)                                                                      271,800                      12,136,013
Barry Callebaut AG (a)                                                                  10,780                       8,168,971
Galenica Holding AG                                                                     11,940                       4,376,390
Georg Fischer AG (a)                                                                    10,500                       7,911,257
Holcim Ltd.                                                                             43,700                       4,728,640
Julius Baer Holding AG                                                                 107,700                       7,704,061
Kudelski SA                                                                            123,300                       4,311,539
Rieter Holding AG                                                                       12,860                       6,719,398
Sika AG                                                                                  3,754                       7,664,824
Swatch Group AG                                                                         35,150                       9,986,065
Vontobel Holding AG                                                                     68,400                       3,930,438
                                                                                                          --------------------
                                                                                                                    77,637,596
                                                                                                          --------------------
Ukraine--0.7%
Michael Page International PLC                                                         869,500                       9,140,110
                                                                                                          --------------------

United Kingdom--17.7%
Admiral Group PLC                                                                      163,100                       2,893,788
Aegis Group PLC                                                                      1,254,200                       3,429,207
Amlin PLC                                                                              878,500                       4,936,182
Ashtead Group PLC                                                                    1,114,600                       3,373,806
Barratt Developments PLC                                                               365,920                       7,238,458
Bellway PLC                                                                            117,600                       2,955,938
BPP Holdings PLC                                                                       282,200                       3,247,184
British Airways PLC (a)                                                                650,900                       5,433,787
Britvic PLC                                                                            505,500                       3,902,439
Burren Energy PLC                                                                      482,600                       7,875,942
Cattles PLC                                                                            686,100                       5,367,130
Charter PLC (a)                                                                        425,110                       9,381,561
Chemring Group PLC                                                                     177,900                       6,991,183
Close Brothers Group PLC                                                               351,160                       6,021,669
Cookson Group PLC                                                                      521,300                       7,377,217
Croda International PLC                                                                666,800                       8,463,744
Daily Mail & General Trust PLC                                                         407,700                       6,223,190
Dairy Crest Group PLC                                                                  371,400                       5,047,510
DS Smith PLC                                                                         1,531,900                       7,106,135
Enterprise Inn PLC                                                                     423,800                       5,835,833
Firstgroup PLC                                                                         350,500                       4,645,181
Inchcape PLC                                                                           691,100                       6,881,916
Informa PLC                                                                            674,800                       7,500,592
International Power PLC                                                              1,311,100                      11,279,066
Interserve PLC                                                                         453,200                       4,303,708
John Wood Group PLC                                                                  1,115,100                       7,534,277
Kelda Group PLC                                                                        335,077                       6,324,960
Kier Group PLC                                                                         120,810                       4,949,359
Mcbride PLC                                                                          1,296,800                       5,702,935
Morgan Crucible Co., PLC                                                               681,700                       3,941,215
Morgan Sindall PLC                                                                     146,600                       4,422,630
N Brown Group PLC                                                                      574,933                       3,501,141
Next PLC                                                                               162,700                       6,521,820
Persimmon PLC                                                                          170,910                       3,943,606
Petrofac Ltd.                                                                          730,900                       6,564,137
Premier Oil PLC (a)                                                                    150,800                       3,356,088
Regus Group PLC                                                                      1,695,000                       4,572,588
Restaurant Group PLC                                                                   738,414                       4,869,527
Savills PLC                                                                            546,100                       6,434,234
Speedy Hire PLC                                                                        185,330                       4,407,340
Sthree PLC                                                                             454,700                       4,286,157
                                                                                                         ---------------------
                                                                                                                   229,044,380
                                                                                                         ---------------------
TOTAL COMMON EQUITIES
           (Cost $964,714,699)                                                                                   1,251,824,321
                                                                                                         ---------------------

PREFERRED STOCKS--1.9%
Germany--1.9%
Fresenius AG                                                                           124,500                       9,480,589
Fuchs Petrolub AG                                                                       60,900                       5,643,822
Hugo Boss AG                                                                            85,900                       5,142,820
ProSiebenSat.1 Media AG                                                                125,900                       4,960,012
                                                                                                         ---------------------
TOTAL PREFERRED STOCKS
           (Cost $17,136,419)                                                                                       25,227,243
                                                                                                         ---------------------

Short-Term Investments--0.0%                      Rate              Maturity           Par Value
U.S. Government
U.S. Treasury Bill (b) (c) (Cost $198,117)        4.52%             9/13/2007           200,000                        198,158
                                                                                                          --------------------

TOTAL UNAFFILIATED INVESTMENTS (Cost $982,049,235)                                                               1,277,249,722
                                                                                                          --------------------

AFFILIATED INVESTMENTS--0.7%
                                                                                       Shares
Dreyfus Institutional Preferred Plus Money Market Fund (d)
           (Cost $10,208,078)                                                         10,208,078                    10,208,078
                                                                                                          --------------------

TOTAL INVESTMENTS--99.2%  (Cost $992,257,313)                                                                    1,287,457,800
                                                                                                          --------------------
OTHER ASSETS , LESS LIABILITIES--0.8%                                                                               10,856,508
                                                                                                          --------------------
NET ASSETS--100%                                                                                                 1,298,314,308
                                                                                                          ====================

Notes to the Schedule of Investments:
(a)  Non-income producing security.
(b) Denotes all or part of security segretated as collateral for futures transactions.
(c)  Rate noted is yield to maturity.
(d)  Affiliated institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $992,257,313. Net unrealized appreciation on investments was $295,200,487 of which $313,881,826 related to appreciated investment securities and $18,681,339 related to depreciated investment securities.




At June 30, 2007 the Portfolio held the following foward foreign currency exchange contract:


                                Local
                             Principal                 Contract       Value at           USD Amount               Unrealized
Contract to Deliver      Amount                Value Date           June 30, 2007        to Receive             Appreciation
------------------------------------------------------------------------------------------------------------------------------
Japanese Yen             95,636,265             7/2/2007              $777,025           $777,404                       $379
                                                                                                              ================

At June 30, 2007 the Portfolio held the following futures contracts:

                                                                                                                 Unrealized
                                                                                      Underlying Face         Appreciation/
Contract                                Position                 Expiration Date      Amount at Value        (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
MSCI Pan-Euro (100 Contracts)               Long                    9/18/2007            $3,569,999                 $52,328
TOPIX (7 Contracts)                         Long                    9/28/2007             1,009,506                   (100)
                                                                                                      ---------------------
                                                                                                                   $52,228
                                                                                                      =====================

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon Institutional Funds Master Portfolio
The Boston Company International Core Equity Portfolio
June 30, 2007 (Unaudited)

UNAFFIALIATED INVESTMENTS--97.4%                                                        Shares                        Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
Common Equities--95.5%
Australia--5.0%
BHP Billiton Ltd.                                                                      999,800                      29,844,803
BlueScope Steel Ltd.                                                                 2,328,900                      20,364,167
Coca-Cola Amatil Ltd.                                                                1,412,600                      11,418,201
Commonwealth Bank of Australia                                                         763,200                      35,676,575
Pacific Brands Ltd.                                                                  4,561,600                      13,304,199
QBE Insurance Group Ltd.                                                             1,009,300                      26,594,853
Telstra Corp. Ltd.                                                                   4,398,600                      17,082,294
Woolworths Ltd.                                                                        728,500                      16,669,363
                                                                                                                 -------------
                                                                                                                   170,954,455
                                                                                                                 -------------
Austria--0.7%
OMV AG                                                                                 176,500                      11,777,526
Voestalpine AG                                                                         150,400                      12,610,528
                                                                                                                 -------------
                                                                                                                    24,388,054
                                                                                                                 -------------
Belgium--2.9%
Delhaize Group                                                                         109,920                      10,779,559
InBev NV                                                                               630,500                      49,924,786
KBC Groupe                                                                             273,300                      36,652,868
                                                                                                                 -------------
                                                                                                                    97,357,213
                                                                                                                 -------------
Denmark--1.4%
Carlsberg AS                                                                           198,700                      24,038,226
Danske Bank AS                                                                         609,600                      24,988,085
                                                                                                                 -------------
                                                                                                                    49,026,311
                                                                                                                 -------------
Finland--3.5%
Elisa Oyj                                                                              715,300                      19,505,249
KCI Konecranes Oyj                                                                     439,300                      18,337,468
Metso Oyj                                                                              179,500                      10,540,770
Neste Oil Oyj                                                                          301,200                      11,800,028
Nokia Oyj                                                                            1,185,900                      33,337,297
Rautaruukki Oyj                                                                        386,900                      24,733,043
                                                                                                                 -------------
                                                                                                                   118,253,855
                                                                                                                 -------------
France--10.0%
Air France-KLM                                                                         291,700                      13,573,563
BNP Paribas                                                                            447,700                      53,334,056
Bouygues SA (a)                                                                        372,970                      31,206,183
Cap Gemini SA                                                                          283,150                      20,706,648
Lafarge SA (a)                                                                          63,890                      11,624,892
Sanofi-Synthelabo SA                                                                   372,800                      30,102,006
Schneider Electric SA (a)                                                               70,230                       9,834,138
Societe Generale (a)                                                                   193,860                      35,821,651
Suez SA                                                                                308,500                      17,622,385
Total SA (a)                                                                           476,420                      38,672,703
Vinci SA                                                                               390,700                      29,139,207
Vivendi SA                                                                           1,113,000                      47,855,485
                                                                                                                 -------------
                                                                                                                   339,492,917
                                                                                                                 -------------
Germany--7.0%
BASF AG                                                                                199,480                      26,191,740
Bayerische Motoren Werke AG                                                            258,100                      16,744,434
Deutsche Bank AG                                                                       272,800                      39,698,543
E On AG                                                                                235,400                      39,552,692
MAN AG                                                                                 194,400                      27,995,151
Merck KGaA (b)                                                                         128,200                      17,633,608
MTU Aero Engines Holding AG                                                            197,900                      12,839,577
Siemens AG                                                                             181,000                      26,039,053
ThyssenKrupp AG                                                                        545,000                      32,476,791
                                                                                                                 -------------
                                                                                                                   239,171,589
                                                                                                                 -------------
Greece--0.4%
Coca-Cola Hellenic Bottling Co. S.A.                                                   293,600                      13,505,870
                                                                                                                 -------------

Hong Kong--0.4%
The Wharf(Holdings) Ltd.                                                             3,437,400                      13,738,346
                                                                                                                 -------------

Ireland--1.6%
Allied Irish Banks PLC (AIB)                                                           965,900                      26,256,337
CRH PLC                                                                                577,800                      28,512,838
                                                                                                                 -------------
                                                                                                                    54,769,175
                                                                                                                 -------------
Italy--2.8%
Banca Popolare di Milano Scarl (BPM)                                                   572,300                       8,716,369
Enel Spa                                                                             2,219,100                      23,900,947
ENI Spa                                                                              1,121,500                      40,649,663
Fiat Spa                                                                               347,400                      10,334,060
UniCredito Italiano Spa                                                              1,329,300                      11,841,746
                                                                                                                 -------------
                                                                                                                    95,442,785
                                                                                                                 -------------
Japan--19.3%
Aisin Seiki Co Ltd                                                                     304,900                      11,221,945
Canon, Inc.                                                                            788,850                      46,338,849
KDDI Corp.                                                                               3,156                      23,411,017
Kenedix, Inc.                                                                            3,984                       7,444,914
Komatsu Ltd.                                                                         1,492,300                      43,406,191
Makita Corp.                                                                           545,700                      24,296,685
Mitsubishi Corp.                                                                       652,100                      17,113,122
Mitsubishi Electric Corp.                                                            1,063,000                       9,863,065
Mitsubishi UFJ Lease & Finance Co., Ltd.                                               226,020                      10,173,471
Mitsui & Co., Ltd.                                                                   1,379,000                      27,506,053
Mitsui OSK Lines., Ltd.                                                              1,590,000                      21,625,447
Nikon Corp.                                                                            837,000                      23,393,565
Nippon Steel Corp.                                                                   2,375,000                      16,749,269
Nippon Suisan Kaisha Ltd.                                                            2,348,500                      15,054,976
NTT Corp.                                                                                2,957                      13,141,688
Olympus Corp.                                                                          416,000                      16,257,394
ORIX Corp.                                                                             123,210                      32,484,274
Sony Corp.                                                                             665,300                      34,216,355
Sumco Corp.                                                                            685,300                      34,465,445
Sumitomo Metal Industries, Ltd.                                                      5,278,000                      31,132,824
Sumitomo Trust & Banking Co., Ltd.                                                   2,458,000                      23,465,632
Takeda Pharmaceutical Co., Ltd.                                                        527,800                      34,134,612
TDK Corp                                                                               209,200                      20,260,513
The Chiba Bank, Ltd.                                                                 1,299,000                      11,546,198
Tokyo Electric Power Co.                                                               709,700                      22,834,027
Tokyo Electron Ltd.                                                                    225,500                      16,635,847
Tokyo Tatemono Co., Ltd.                                                               667,000                       8,329,371
Toyo Suisan Kaisha Ltd.                                                                556,000                      10,028,599
Toyota Motor Corp.                                                                     868,100                      55,014,462
                                                                                                                 -------------
                                                                                                                   661,545,810
                                                                                                                 -------------
Netherlands--3.2%
ASML Holding NV (b)                                                                    681,400(b)                   18,777,250
Fugro NV                                                                               198,000                      12,565,309
ING Groep NV CVA                                                                     1,279,700                      56,349,928
Koninklijke DSM NV                                                                     402,400                      19,807,235
                                                                                                                 -------------
                                                                                                                   107,499,722
                                                                                                                 -------------
Norway--1.4%
DnB NOR ASA                                                                          1,231,400                      15,800,466
Orkla ASA                                                                            1,743,700                      32,784,804
                                                                                                                 -------------
                                                                                                                    48,585,270
                                                                                                                 -------------
Singapore--0.8%
DBS Group Holdings, Ltd.                                                             1,823,300                      27,163,643
                                                                                                                 -------------

Spain--3.3%
ACS Actividades                                                                        506,900                      32,303,231
Banco Santander Central                                                              1,319,900                      24,281,903
Mapfre SA                                                                            1,792,500                       8,866,905
Repsol YPF SA                                                                          446,000                      17,586,075
Telefonica SA                                                                        1,313,000                      29,184,896
                                                                                                                 -------------
                                                                                                                   112,223,010
                                                                                                                 -------------
Sweden--3.5%
Nordea Bank AB                                                                       1,352,300                      21,129,185
Sandvik AB                                                                             836,600                      16,898,502
Skandinaviska Enskilda Banken AB                                                     1,098,200                      35,415,539
Svenska Cellulosa AB (SCA), Class B                                                    769,200                      12,886,167
Volvo AB, Class B                                                                    1,643,500                      32,649,774
                                                                                                                 -------------
                                                                                                                   118,979,167
                                                                                                                 -------------
Switzerland--7.7%
Baloise Holdings AG                                                                    161,910                      15,970,877
Credit Suisse Group                                                                    651,300                      46,211,844
Nestle SA                                                                              123,777                      47,030,147
Roche Holding AG                                                                       247,640                      43,947,695
Swiss Reinsurance                                                                      417,810                      38,096,944
The Swatch Group AG                                                                     89,770                      25,503,529
Zurich Financial Services AG                                                           147,790                      45,580,889
                                                                                                                 -------------
                                                                                                                   262,341,925
                                                                                                                 -------------
United Kingdom--20.6%
AstraZeneca PLC                                                                        271,800                      14,564,720
Aviva PLC                                                                            1,956,500                      29,052,043
Barclays PLC                                                                         2,019,790                      28,027,000
Barratt Developments PLC                                                             1,233,400                      24,398,541
BP PLC                                                                               3,271,800                      39,412,331
British Airways PLC (b)                                                              3,201,000                      26,722,312
BT Group PLC                                                                         4,325,300                      28,737,991
Dairy Crest Group PLC                                                                  751,500                      10,213,257
De La Rue PLC                                                                          760,300                      11,835,692
Enterprise Inn PLC                                                                   1,312,600                      18,074,834
Firstgroup PLC                                                                         789,400                      10,461,928
George Wimpey PLC                                                                      834,700                       8,344,515
GlaxoSmithKline PLC                                                                    645,300                      16,902,652
HBOS PLC                                                                             2,763,500                      54,351,313
International Power PLC                                                              5,227,100                      44,967,435
Kelda Group PLC                                                                        394,769                       7,451,721
Marks & Spencer Group PLC                                                            1,152,800                      14,470,366
National Grid PLC                                                                    2,145,700                      31,681,961
Next PLC                                                                               358,800                      14,382,476
Reckitt Benckiser PLC                                                                  508,100                      27,818,586
Royal Bank of Scotland Group PLC                                                     4,061,455                      51,359,144
Royal Dutch Shell PLC                                                                  209,100                       8,516,585
Royal Dutch Shell PLC                                                                1,544,200                      64,477,623
Tesco PLC                                                                            2,662,900                      22,289,692
Vodafone Group PLC                                                                   9,293,137                      31,267,782
WPP Group PLC                                                                        1,094,400                      16,369,935
Xstrata PLC                                                                            824,100                      49,157,617
                                                                                                                 -------------
                                                                                                                   705,310,052
                                                                                                                 -------------
Total Common Equities (cost $2,709,376,239)                                                                      3,259,749,169
                                                                                                                 -------------

PREFERRED STOCKS--1.8%                                                                                                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
Germany
Fresenius AG                                                                           464,380                      35,362,218
Porsche AG                                                                              13,908                      24,759,203
Total Preferred Stocks
                                                                                                                 -------------
      (cost $43,925,809)                                                                                            60,121,421
                                                                                                                 -------------

SHORT-TERM INVESTMENTS--0.1%                           Rate       Maturity           Par Value                        Value ($)
                                                       ----       --------           ---------
U.S. Government
U.S. Treasury Bill (c)(d)                              4.460%     9/13/2007          2,100,000                       2,080,655
                                                       4.910%     9/20/2007            710,000                         702,600
U.S. Treasury Bill (c)(d)
Total Short-Term Investments                                                                                    --------------
      (cost $2,782,719)                                                                                              2,783,255
                                                                                                                --------------

INVESTMENT OF CASH COLLATERAL--0.0%                                                     Shares
                                                                                        ------
BlackRock Cash Strategies L.L.C.
      (Cost $11,615)                                                                    11,615                          11,615
                                                                                                                --------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $2,756,096,382)                                                             3,322,665,460
                                                                                                                --------------

AFFILIATED INVESTMENTS--0.7%
Dreyfus Institutional Preferred Plus Money Market Fund (e)
      (Cost $25,070,403)                                                            25,070,403                      25,070,403
                                                                                                                 -------------
TOTAL INVESTMENTS--98.1% (cost $2,781,166,785)                                                                   3,347,735,863
                                                                                                                 -------------
OTHER ASSETS, LESS LIABILITIES--1.9%                                                                                63,141,153
                                                                                                                 -------------
NET ASSETS--100%
                                                                                                                 3,410,877,016
                                                                                                                 =============

(a)  Security, or a portion of thereof, was on loan at June 30, 2007.
(b)  Non-income producing security.
(c) Denotes all or part of security segregated as collateral for futures transactions.
(d)  Rate noted is yield to maturity.
(e)  Affilated institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $2,781,166,785. Net unrealized appreciation on investments was $566,569,078 of which $601,663,749 related to appreciated investment securities and $35,094,671 related to depreciated investment securities.

At June 30, 2007 the Portfolio held the following forward foreign currency contracts:

                              Local
Contracts to                  Principal               Contract             Value at            USD Amount           Unrealized
Recieve                       Amount                  Value Date           June 30, 2007       to Deliver           Appreciation
----------------------------------------------------------------------------------------------------------------------------------
Swiss Franc                   6,079,075               7/2/2007             $4,978,768          $4,948,775                 $29,993
British Pound                 3,629,769               7/2/2007             7,288,213           7,268,612                   19,601
                                                                                                                    --------------
                                                                                                                          $49,594
                                                                                                                    ==============

                              Local                                                                                 Unrealized
Contracts to                  Principal               Contract             Value at            USD Amount           Appreciation
Deliver                       Amount                  Value Date           June 30, 2007       to Receive           (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
Australian Dollar             8,195,915               7/2/2007             $6,949,317          $6,934,564                $(14,753)
Japanese Yen                  29,991,353              7/2/2007             243,674             243,793                        119
                                                                                                                   --------------
                                                                                                                         $(14,634)
                                                                                                                   ==============

At June 30, 2007 the Portfolio held the following futures contracts:

                                                                                              Underlying Face         Unrealized
Contract                                Position                  Expiration Date             Amount at Value         Appreciation
-----------------------------------------------------------------------------------------------------------------------------------
MSCI Pan-Euro (1559 Contracts)              Long                   9/18/2007                    $55,656,277               $797,086
TOPIX (128 Contract)                        Long                   9/28/2007                     18,459,538                 22,897
                                                                                                                    --------------
                                                                                                                          $819,983
                                                                                                                    ==============

Item 2 -- Controls and Procedures.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 -- Exhibits.

     Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO

                                   By:    /s/ STEVEN M. ANDERSON
                                          --------------------------------------
                                          Steven M. Anderson
                                          Treasurer

                                   Date:  August 29, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                   By:    /s/ STEVEN M. ANDERSON
                                          -------------------------------------
                                          Steven M. Anderson
                                          Treasurer

                                   Date:  August 29, 2007


                                   By:    /s/ BARBARA A. MCCANN
                                          -------------------------------------
                                          Barbara A. McCann
                                          President

                                   Date:  August 29, 2007